                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments -- Schwab 1000 Index Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                  Schwab Investments -- Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  May 1, 2007 -- July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB 1000 INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.3%  COMMON STOCK                                   3,108,793      6,879,264
  0.2%  FOREIGN COMMON STOCK                               7,750         13,049
  0.3%  SHORT-TERM INVESTMENTS                            19,275         19,275
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                              3,135,818      6,911,588
  7.1%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               489,340        489,340
(6.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (478,294)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,922,634

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
BorgWarner, Inc. (a)                                      26,849           2,321
Ford Motor Co. (a)*                                      872,613           7,426
General Motors Corp. (a)                                 262,305           8,499
Gentex Corp. (a)                                          66,272           1,308
Harley-Davidson, Inc. (a)                                119,392           6,844
Johnson Controls, Inc.                                    91,058          10,303
Lear Corp. *                                              35,000           1,175
The Goodyear Tire & Rubber Co. *                         105,400           3,027
                                                                     -----------
                                                                          40,903
BANKS 4.6%
--------------------------------------------------------------------------------
Associated Banc-Corp (a)                                  57,148           1,642
Astoria Financial Corp. (a)                               11,304             266
Bank of Hawaii Corp. (a)                                  23,032           1,106
BB&T Corp. (a)                                           251,300           9,404
Capitol Federal Financial (a)                             32,791           1,073
City National Corp.                                       18,532           1,312
Comerica, Inc.                                            73,028           3,846
Commerce Bancorp, Inc. (a)                                86,953           2,909
Commerce Bancshares, Inc. (a)                             28,851           1,282
Compass Bancshares, Inc. (a)                              60,387           4,184
Countrywide Financial Corp.                              247,672           6,977
Cullen/Frost Bankers, Inc. (a)                            24,800           1,232
East West Bancorp, Inc. (a)                               29,000           1,063
Fannie Mae                                               448,834          26,858
Fifth Third Bancorp (a)                                  255,184           9,414
First Horizon National Corp. (a)                          52,600           1,668
Freddie Mac                                              321,305          18,401
Fulton Financial Corp. (a)                                22,544             298
Hudson City Bancorp, Inc. (a)                            145,240           1,775
Huntington Bancshares, Inc.                              165,098           3,170
IndyMac Bancorp, Inc. (a)                                 21,795             479
KeyCorp                                                  183,514           6,366
M&T Bank Corp.                                            35,543           3,778
Marshall & Ilsley Corp.                                  118,531           4,885
MGIC Investment Corp. (a)                                 37,705           1,458
National City Corp. (a)                                  254,876           7,491
New York Community Bancorp, Inc. (a)                     107,882           1,751
People's United Financial, Inc.                           27,593             445
PNC Financial Services Group, Inc.                       160,613          10,705
Popular, Inc. (a)                                        129,386           1,707
Radian Group, Inc. (a)                                    35,654           1,202
Regions Financial Corp. (a)                              336,806          10,128
Sovereign Bancorp, Inc. (a)                              167,420           3,204
SunTrust Banks, Inc.                                     164,693          12,895
Synovus Financial Corp.                                  151,441           4,234
TCF Financial Corp.                                       51,984           1,278
The Colonial BancGroup, Inc. (a)                          68,176           1,487
The PMI Group, Inc. (a)                                   40,264           1,372
U.S. Bancorp                                             806,655          24,159
UnionBanCal Corp.                                         23,765           1,313
Valley National Bancorp (a)                               45,291             959
Wachovia Corp.                                           883,789          41,724
Washington Mutual, Inc. (a)                              412,293          15,473
Webster Financial Corp.                                   19,239             836
Wells Fargo & Co.                                      1,566,896          52,914
Whitney Holding Corp. (a)                                 29,023             725
Wilmington Trust Corp. (a)                                30,237           1,177
Zions Bancorp                                             50,998           3,802
                                                                     -----------
                                                                         315,827
CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
3M Co.                                                   340,334          30,262
Acuity Brands, Inc.                                       30,000           1,773
AGCO Corp. (a)*                                           65,000           2,498
Aircastle Ltd.                                            23,800             780
Alliant Techsystems, Inc. (a)*                            13,438           1,332
American Standard Cos., Inc.                              81,095           4,383
AMETEK, Inc.                                              49,247           1,922
BE Aerospace, Inc. (a)*                                   38,000           1,541
Belden, Inc. (a)                                          35,000           1,917
Carlisle Cos, Inc. (a)                                    20,236             916
Caterpillar, Inc.                                        299,476          23,599
Cooper Industries Ltd., Class A                           84,700           4,482
Crane Co.                                                 23,584           1,082
Cummins, Inc.                                             48,266           5,729
Danaher Corp. (a)                                        110,320           8,239
Deere & Co.                                              105,173          12,665
Donaldson Co., Inc. (a)                                   25,900             943
Dover Corp.                                               92,937           4,740
Eaton Corp.                                               67,959           6,604
Emerson Electric Co.                                     369,988          17,415
Fastenal Co. (a)                                          50,900           2,294
Flowserve Corp. *                                         25,341           1,831
Fluor Corp. (a)                                           40,779           4,710
GATX Corp. (a)                                            20,000             907

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
General Cable Corp. (a)*                                  10,000             795
General Dynamics Corp.                                   188,224          14,787
General Electric Co. (b)                               4,761,122         184,541
Goodrich Corp.                                            58,098           3,655
Graco, Inc. (a)                                           25,194           1,034
Harsco Corp.                                              38,900           2,048
Honeywell International, Inc.                            373,299          21,468
Hubbell, Inc., Class B (a)                                26,832           1,547
IDEX Corp. (a)                                            37,306           1,351
Illinois Tool Works, Inc. (a)                            189,704          10,443
Ingersoll-Rand Co., Ltd., Class A                        142,728           7,182
ITT Industries, Inc.                                      90,394           5,684
Jacobs Engineering Group, Inc. (a)*                       54,856           3,381
Joy Global, Inc. (a)                                      29,008           1,436
Kennametal, Inc.                                          17,599           1,349
L-3 Communications Holdings, Inc.                         57,724           5,632
Lincoln Electric Holdings, Inc. (a)                       18,000           1,296
Lockheed Martin Corp.                                    172,254          16,964
Masco Corp. (a)                                          175,736           4,782
McDermott International, Inc. *                           51,356           4,259
MSC Industrial Direct Co., Class A                         9,658             486
Northrop Grumman Corp.                                   172,532          13,130
Oshkosh Truck Corp.                                       33,828           1,937
Owens Corning, Inc. (a)*                                  47,300           1,439
PACCAR, Inc. (a)                                         115,060           9,414
Pall Corp. (a)                                            57,133           2,372
Parker Hannifin Corp. (a)                                 52,969           5,227
Pentair, Inc. (a)                                         46,300           1,676
Precision Castparts Corp.                                 61,301           8,402
Quanta Services, Inc. (a)*                                54,000           1,535
Raytheon Co.                                             209,590          11,603
Rockwell Automation, Inc. *                               73,149           5,120
Rockwell Collins, Inc.                                    76,953           5,287
Roper Industries, Inc. (a)                                39,091           2,345
SPX Corp.                                                 27,614           2,592
Teleflex, Inc.                                            25,246           1,930
Terex Corp. *                                             47,582           4,104
Textron, Inc.                                             58,069           6,555
The Boeing Co.                                           366,089          37,865
The Manitowoc Co., Inc.                                   35,623           2,767
The Shaw Group, Inc. *                                    30,669           1,632
The Timken Co. (a)                                        43,594           1,456
Thomas & Betts Corp. *                                    35,929           2,220
Trinity Industries, Inc. (a)                              33,691           1,288
Tyco International Ltd.                                  229,248          10,841
United Rentals, Inc. *                                    30,882             993
United Technologies Corp.                                461,863          33,702
URS Corp. (a)*                                            25,000           1,232
USG Corp. (a)*                                            35,006           1,453
W.W. Grainger, Inc.                                       33,276           2,907
WESCO International, Inc. *                               19,593           1,049
                                                                     -----------
                                                                         620,757
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. (a)*                       118,243           1,522
Avery Dennison Corp.                                      42,460           2,604
ChoicePoint, Inc. (a)*                                    35,482           1,375
Cintas Corp.                                              33,110           1,211
Copart, Inc. *                                            33,014             929
Corrections Corp. of America *                            50,000           1,443
Covanta Holding Corp. *                                   54,848           1,244
Equifax, Inc. (a)                                         57,900           2,343
Herman Miller, Inc.                                       28,955             884
HNI Corp. (a)                                             16,273             664
Manpower, Inc. (a)                                        40,291           3,185
Monster Worldwide, Inc. *                                 59,500           2,314
Pitney Bowes, Inc. (a)                                    98,241           4,529
R.R. Donnelley & Sons Co.                                 99,419           4,201
Republic Services, Inc.                                   78,072           2,494
Robert Half International, Inc. (a)                       75,891           2,580
Stericycle, Inc. (a)*                                     39,098           1,874
The Brink's Co. (a)                                       22,415           1,371
The Corporate Executive Board Co. (a)                     17,344           1,169
The Dun & Bradstreet Corp. (a)                            27,825           2,720
Waste Management, Inc. (a)                               247,177           9,400
                                                                     -----------
                                                                          50,056
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Black & Decker Corp. (a)                                  36,580           3,167
Brunswick Corp. (a)                                       42,061           1,176
Centex Corp.                                              52,500           1,959
Coach, Inc. *                                            170,310           7,742
D.R. Horton, Inc. (a)                                    111,397           1,818
Eastman Kodak Co. (a)                                    133,321           3,366
Fortune Brands, Inc. (a)                                  59,628           4,848
Garmin Ltd. (a)                                           55,586           4,664
Hanesbrands, Inc. *                                       36,100           1,119
Harman International Industries, Inc.                     30,297           3,514
Hasbro, Inc.                                              74,625           2,091
Jones Apparel Group, Inc.                                 50,220           1,254
KB Home (a)                                               28,176             896
Leggett & Platt, Inc. (a)                                 79,244           1,643
Lennar Corp., Class A (a)                                 46,575           1,428
Liz Claiborne, Inc.                                       42,800           1,504
M.D.C. Holdings, Inc. (a)                                 14,679             675
Mattel, Inc. (a)                                         182,397           4,179
Mohawk Industries, Inc. (a)*                              24,839           2,236
Newell Rubbermaid, Inc.                                  136,926           3,622
NIKE, Inc., Class B                                      189,068          10,673
NVR, Inc. (a)*                                             2,298           1,329
Phillips-Van Heusen Corp. (a)                             25,700           1,338
Polo Ralph Lauren Corp.                                   26,495           2,367
Pool Corp. (a)                                             5,927             199
Pulte Homes, Inc. (a)                                     94,712           1,832
Snap-on, Inc.                                             27,350           1,431
The Ryland Group, Inc. (a)                                18,050             600
The Stanley Works (a)                                     38,394           2,124
Toll Brothers, Inc. *                                     21,500             472
VF Corp. (a)                                              41,682           3,576
Whirlpool Corp. (a)                                       36,415           3,718
                                                                     -----------
                                                                          82,560
CONSUMER SERVICES 1.8%
--------------------------------------------------------------------------------
American Real Estate Partners L.P. (a)                    28,000           2,646
Apollo Group, Inc., Class A *                             64,821           3,832

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Boyd Gaming Corp.                                          3,700             163
Brinker International, Inc.                               44,600           1,202
Career Education Corp. (a)*                               44,000           1,306
Carnival Corp. (a)                                       205,110           9,088
Darden Restaurants, Inc.                                  67,315           2,866
H&R Block, Inc.                                          118,798           2,370
Harrah's Entertainment, Inc.                              86,356           7,314
Hilton Hotels Corp.                                      180,365           7,974
International Game Technology                            154,226           5,447
International Speedway Corp., Class A (a)                 16,569             793
ITT Educational Services, Inc. *                          21,101           2,230
Jack In the Box, Inc. *                                   14,000             896
Las Vegas Sands Corp. (a)*                                51,463           4,490
Marriott International, Inc., Class A                    136,756           5,682
McDonald's Corp.                                         553,736          26,507
MGM Mirage *                                              55,987           4,093
Panera Bread Co., Class A (a)*                             8,339             339
Penn National Gaming, Inc. *                               9,860             567
Royal Caribbean Cruises Ltd.                              27,591           1,063
Scientific Games Corp., Class A (a)*                      19,143             657
Service Corp. International                              162,900           1,974
Sotheby's (a)                                             25,000           1,069
Starbucks Corp. *                                        335,627           8,955
Starwood Hotels & Resorts Worldwide, Inc.                 99,642           6,273
Station Casinos, Inc. (a)                                 21,474           1,858
The Cheesecake Factory, Inc. (a)*                         28,674             706
Weight Watchers International, Inc. (a)                   11,329             550
Wendy's International, Inc. (a)                           40,173           1,407
Wyndham Worldwide Corp. *                                 66,517           2,238
Wynn Resorts Ltd.                                         15,942           1,539
YUM! Brands, Inc.                                        244,376           7,830
                                                                     -----------
                                                                         125,924
DIVERSIFIED FINANCIALS 8.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        34,885           2,821
Affiliated Managers Group, Inc. (a)*                      11,459           1,295
AllianceBernstein Holding L.P. (a)                        38,189           3,205
American Express Co.                                     553,077          32,377
AmeriCredit Corp. (a)*                                    54,400           1,107
Ameriprise Financial, Inc.                               114,957           6,929
Bank of America Corp. (b)                              2,074,268          98,362
Bank of New York Mellon Corp.                            523,496          22,275
BlackRock, Inc., Class A (a)                               4,765             760
Capital One Financial Corp.                              190,353          13,469
CIT Group, Inc. (a)                                       88,368           3,639
Citigroup, Inc.                                        2,273,662         105,885
CME Group, Inc.                                           25,277          13,966
Discover Financial Services *                            246,824           5,689
E*TRADE Financial Corp. *                                182,900           3,387
Eaton Vance Corp.                                         58,584           2,452
Federated Investors, Inc., Class B                        48,250           1,738
Franklin Resources, Inc.                                  83,286          10,608
IntercontinentalExchange, Inc. *                          25,589           3,867
Janus Capital Group, Inc. (a)                             78,900           2,372
Jefferies Group, Inc.                                     25,652             674
JPMorgan Chase & Co.                                   1,610,938          70,897
Lazard Ltd., Class A (a)                                  23,100             855
Legg Mason, Inc.                                          53,714           4,834
Lehman Brothers Holdings, Inc.                           243,988          15,127
Leucadia National Corp. (a)                               75,164           2,826
Merrill Lynch & Co., Inc.                                403,962          29,974
Moody's Corp.                                            108,526           5,839
Morgan Stanley                                           493,648          31,529
Nasdaq Stock Market, Inc. (a)*                            52,137           1,604
Northern Trust Corp.                                      99,076           6,188
Nuveen Investments, Inc., Class A (a)                     29,300           1,791
Nymex Holdings, Inc. (a)                                   7,600             946
NYSE Euronext (a)                                         72,400           5,576
Raymond James Financial, Inc.                             18,649             572
SEI Investments Co.                                       58,748           1,602
SLM Corp.                                                190,324           9,358
State Street Corp. (a)                                   182,400          12,226
Student Loan Corp. (a)                                     8,927           1,660
T. Rowe Price Group, Inc.                                122,950           6,409
TD Ameritrade Holding Corp. (a)*                          63,631           1,079
The Bear Stearns Cos., Inc. (a)                           53,536           6,490
The Charles Schwab Corp. (c)                             476,315           9,588
The First Marblehead Corp. (a)                             1,214              40
The Goldman Sachs Group, Inc.                            190,732          35,923
                                                                     -----------
                                                                         599,810
ENERGY 10.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp. (a)                             211,348          10,637
Apache Corp.                                             145,150          11,734
Arch Coal, Inc. (a)                                       42,200           1,261
Baker Hughes, Inc. (a)                                   148,507          11,740
BJ Services Co.                                          132,346           3,461
Boardwalk Pipeline Partners L.P. (a)                      33,000           1,196
Cabot Oil & Gas Corp.                                     44,774           1,531
Cameron International Corp. (a)*                          50,100           3,908
Cheniere Energy, Inc. (a)*                                 5,187             195
Chesapeake Energy Corp.                                  167,597           5,705
ChevronTexaco Corp.                                    1,000,677          85,318
Cimarex Energy Co.                                        19,215             727
ConocoPhillips                                           758,216          61,294
CONSOL Energy, Inc. (a)                                   82,598           3,440
Denbury Resources, Inc. *                                 42,942           1,718
Devon Energy Corp.                                       206,082          15,376
Diamond Offshore Drilling, Inc. (a)                       20,929           2,159
El Paso Corp. (a)                                        323,781           5,391
Enbridge Energy Partners L.P. (a)                         23,100           1,285
Energy Transfer Partners L.P.                             33,400           1,864
ENSCO International, Inc.                                 67,928           4,148
Enterprise Products Partners L.P. (a)                    130,258           4,051
EOG Resources, Inc.                                      113,152           7,932
Exxon Mobil Corp.                                      2,640,422         224,779
FMC Technologies, Inc. (a)*                               26,892           2,461
Forest Oil Corp. (a)*                                     25,415           1,029
Frontier Oil Corp.                                        50,558           1,958

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Grant Prideco, Inc. (a)*                                  57,316           3,215
Halliburton Co.                                          463,388          16,691
Hanover Compressor Co. (a)*                               48,000           1,144
Helix Energy Solutions Group, Inc. (a)*                   23,126             901
Helmerich & Payne, Inc. (a)                               46,192           1,495
Hess Corp.                                               125,223           7,664
Kinder Morgan Energy Partners L.P. (a)                    68,700           3,640
Kinder Morgan Management, LLC (a)*                        25,279           1,261
Magellan Midstream Partners L.P. (a)                      30,000           1,359
Marathon Oil Corp.                                       320,946          17,716
Massey Energy Co.                                         37,501             801
Murphy Oil Corp. (a)                                      82,544           5,121
Nabors Industries Ltd. (a)*                              129,088           3,775
National-Oilwell Varco, Inc. (a)*                         81,473           9,786
Newfield Exploration Co. (a)*                             53,066           2,550
Noble Corp. (a)                                           60,350           6,183
Noble Energy, Inc. (a)                                    78,961           4,828
NuStar L.P. (a)                                           16,895           1,107
Occidental Petroleum Corp.                               388,616          22,042
Oceaneering International, Inc. (a)*                       8,000             449
ONEOK Partners L.P. (a)                                   21,300           1,439
Patterson-UTI Energy, Inc. (a)                            70,321           1,610
Peabody Energy Corp.                                     116,021           4,903
Petrohawk Energy Corp. (a)*                               25,000             375
Pioneer Natural Resources Co. (a)                         53,111           2,417
Plains All American Pipeline L.P. (a)                     43,032           2,704
Plains Exploration & Production Co. (a)*                  22,858             988
Pogo Producing Co. (a)                                    22,700           1,209
Pride International, Inc. *                               72,494           2,541
Quicksilver Resources, Inc. (a)*                          17,945             756
Range Resources Corp.                                     44,628           1,658
Rowan Cos., Inc.                                          44,283           1,868
Schlumberger Ltd.                                        546,506          51,765
Smith International, Inc.                                 86,959           5,340
Southwestern Energy Co. *                                 61,844           2,513
Spectra Energy Corp.                                     291,171           7,416
St. Mary Land & Exploration Co.                           20,513             683
Sunoco, Inc.                                              54,500           3,636
Superior Energy Services, Inc. (a)*                       35,000           1,411
Teekay Shipping Corp. (a)                                 33,868           1,899
TEPPCO Partners L.P. (a)                                  32,277           1,406
Tesoro Corp. (a)                                          63,312           3,153
Tidewater, Inc. (a)                                       26,568           1,818
Transocean, Inc. *                                       133,613          14,357
Ultra Petroleum Corp. *                                   56,612           3,130
Unit Corp. (a)*                                            5,200             286
Valero Energy Corp.                                      254,670          17,065
Weatherford International Ltd. (a)*                      141,248           7,815
Williams Cos., Inc.                                      277,221           8,940
XTO Energy, Inc.                                         170,558           9,301
                                                                     -----------
                                                                         752,428
FOOD & STAPLES RETAILING 2.0%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                               29,800           1,012
Costco Wholesale Corp.                                   202,699          12,121
CVS/Caremark Corp.                                       708,261          24,924
Rite Aid Corp. (a)*                                      241,000           1,328
Safeway, Inc. (a)                                        197,397           6,291
Supervalu, Inc.                                           96,356           4,015
Sysco Corp. (a)                                          279,090           8,897
The Kroger Co.                                           328,413           8,526
Wal-Mart Stores, Inc.                                  1,122,977          51,601
Walgreen Co.                                             459,069          20,282
Whole Foods Market, Inc. (a)                              56,216           2,082
                                                                     -----------
                                                                         141,079
FOOD, BEVERAGE & TOBACCO 4.1%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       973,215          64,690
Anheuser-Busch Cos., Inc. (b)                            351,766          17,156
Archer-Daniels-Midland Co.                               296,685           9,969
Brown-Forman Corp., Class B (a)                           24,832           1,650
Bunge Ltd. (a)                                            55,692           5,046
Campbell Soup Co.                                        101,258           3,729
Coca-Cola Enterprises, Inc.                              129,072           2,925
ConAgra Foods, Inc.                                      234,197           5,937
Constellation Brands, Inc., Class A (a)*                  88,132           1,933
Corn Products International, Inc.                         34,500           1,539
Dean Foods Co.                                            39,033           1,123
Del Monte Foods Co.                                       91,938           1,066
General Mills, Inc.                                      160,150           8,908
H.J. Heinz Co. (a)                                       160,798           7,036
Hormel Foods Corp.                                        14,247             490
Kellogg Co. (a)                                          116,181           6,019
Kraft Foods, Inc., Class A                               211,464           6,925
Loews Corp. - Carolina Group                              58,571           4,439
McCormick & Co., Inc.                                     60,354           2,062
Molson Coors Brewing Co., Class B                         21,836           1,942
PepsiCo, Inc.                                            759,487          49,838
Reynolds American, Inc. (a)                               91,084           5,572
Sara Lee Corp.                                           340,172           5,392
Smithfield Foods, Inc. *                                  46,235           1,436
The Coca-Cola Co.                                        934,204          48,681
The Hershey Co. (a)                                       66,424           3,062
The J.M. Smuckers Co. (a)                                 26,201           1,462
The Pepsi Bottling Group, Inc. (a)                        60,932           2,039
Tyson Foods, Inc., Class A                               116,959           2,491
UST, Inc. (a)                                             72,525           3,884
Wm. Wrigley Jr. Co. (a)                                   99,472           5,738
                                                                     -----------
                                                                         284,179
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)*                        27,634             835
Aetna, Inc.                                              255,377          12,276
AmerisourceBergen Corp.                                   87,810           4,137
Bausch & Lomb, Inc.                                       24,539           1,569
Baxter International, Inc.                               314,495          16,542
Beckman Coulter, Inc. (a)                                 27,428           1,942
Becton Dickinson & Co.                                   113,465           8,664

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Boston Scientific Corp. *                                501,507           6,595
C.R. Bard, Inc.                                           47,000           3,688
Cardinal Health, Inc.                                    185,610          12,200
Cerner Corp. (a)*                                         30,326           1,603
CIGNA Corp.                                              150,054           7,749
Community Health Systems, Inc. (a)*                       40,206           1,564
Coventry Health Care, Inc. (a)*                           86,962           4,853
Covidien Ltd. *                                          229,248           9,388
Cytyc Corp. (a)*                                          53,220           2,241
Dade Behring Holdings, Inc.                               38,258           2,864
DaVita, Inc. *                                            43,625           2,310
Dentsply International, Inc. (a)                          70,500           2,573
Edwards Lifesciences Corp. (a)*                           26,796           1,232
Express Scripts, Inc. (a)*                               125,912           6,312
Gen-Probe, Inc. (a)*                                      22,670           1,428
Health Management Associates, Inc., Class A (a)           71,122             573
Health Net, Inc. *                                        51,000           2,527
Henry Schein, Inc. (a)*                                   39,919           2,169
Hillenbrand Industries, Inc. (a)                          27,448           1,730
Hlth Corp. *                                              65,979             835
Hologic, Inc. (a)*                                        10,011             519
Hospira, Inc. (a)*                                        72,240           2,794
Humana, Inc. *                                            77,391           4,960
IDEXX Laboratories, Inc. (a)*                             14,149           1,419
IMS Health, Inc. (a)                                     106,589           2,998
Intuitive Surgical, Inc. (a)*                             17,215           3,660
Kinetic Concepts, Inc. *                                  30,492           1,875
Laboratory Corp. of America Holdings *                    56,722           4,189
Lincare Holdings, Inc. (a)*                               40,650           1,451
Manor Care, Inc.                                          33,782           2,140
McKesson Corp.                                           144,147           8,326
Medco Health Solutions, Inc. *                           133,543          10,853
Medtronic, Inc.                                          534,018          27,059
Omnicare, Inc. (a)                                        43,433           1,440
Patterson Cos., Inc. *                                    64,500           2,314
Pediatrix Medical Group, Inc. (a)*                        21,754           1,174
Quest Diagnostics, Inc. (a)                               50,847           2,820
ResMed, Inc. (a)*                                         26,708           1,148
Respironics, Inc. *                                       33,867           1,549
Sierra Health Services, Inc. *                            25,804           1,049
St. Jude Medical, Inc. *                                 156,905           6,769
Stryker Corp. (a)                                        138,254           8,631
Tenet Healthcare Corp. (a)*                              207,156           1,073
The Cooper Cos., Inc. (a)                                  7,447             373
UnitedHealth Group, Inc.                                 642,312          31,107
Universal Health Services, Inc., Class B                  22,337           1,171
Varian Medical Systems, Inc. *                            58,271           2,377
VCA Antech, Inc. (a)*                                     37,554           1,477
WellCare Health Plans, Inc. (a)*                          13,000           1,316
WellPoint, Inc. *                                        284,023          21,336
Zimmer Holdings, Inc. *                                  110,012           8,555
                                                                     -----------
                                                                         288,321
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B (a)                           37,750             888
Avon Products, Inc.                                      202,536           7,293
Church & Dwight Co., Inc. (a)                             28,997           1,423
Clorox Co.                                                69,525           4,203
Colgate-Palmolive Co.                                    238,027          15,710
Energizer Holdings, Inc. (a)*                             26,100           2,634
Herbalife Ltd.                                            30,509           1,250
Kimberly-Clark Corp.                                     211,634          14,237
NBTY, Inc. (a)*                                           35,000           1,524
The Estee Lauder Cos., Inc., Class A (a)                  53,954           2,429
The Procter & Gamble Co. (b)                           1,460,919          90,372
                                                                     -----------
                                                                         141,963
INSURANCE 5.5%
--------------------------------------------------------------------------------
ACE Ltd.                                                 151,501           8,745
AFLAC, Inc.                                              233,313          12,160
Alleghany Corp. (a)*                                       3,869           1,625
Ambac Financial Group, Inc. (a)                           51,728           3,474
American Financial Group, Inc. (a)                        51,405           1,444
American International Group, Inc.                     1,206,536          77,435
American National Insurance Co.                           11,837           1,770
AON Corp. (a)                                            157,563           6,309
Arch Capital Group Ltd. *                                 32,000           2,229
Arthur J. Gallagher & Co. (a)                             35,720             985
Aspen Insurance Holdings Ltd.                             40,000             978
Assurant, Inc.                                            59,392           3,012
Axis Capital Holdings Ltd.                                63,462           2,339
Berkshire Hathaway, Inc., Class A (a)*                       393          43,230
Brown & Brown, Inc. (a)                                   53,376           1,372
Cincinnati Financial Corp. (a)                            76,917           3,015
CNA Financial Corp. (a)                                  125,800           5,223
Conseco, Inc. (a)*                                        67,673           1,231
Endurance Specialty Holdings Ltd.                         28,653           1,072
Erie Indemnity Co., Class A                               22,785           1,177
Everest Re Group Ltd.                                     28,420           2,792
Fidelity National Financial, Inc., Class A               102,669           2,145
First American Corp. (a)                                  44,360           2,053
Genworth Financial, Inc., Class A                        215,039           6,563
Hanover Insurance Group, Inc.                             26,400           1,159
HCC Insurance Holdings, Inc. (a)                          76,357           2,236
Lincoln National Corp.                                   133,159           8,032
Loews Corp.                                              209,158           9,914
Markel Corp. *                                             4,931           2,295
Marsh & McLennan Cos., Inc.                              256,320           7,062
MBIA, Inc. (a)                                            60,434           3,390
Mercury General Corp. (a)                                 16,435             851
MetLife, Inc.                                            360,544          21,712
Nationwide Financial Services, Inc., Class A              38,773           2,207
Old Republic International Corp.                         105,309           1,933
PartnerRe Ltd. (a)                                        25,169           1,788
Philadelphia Consolidated Holding Corp. *                 26,645             963
Principal Financial Group, Inc.                          136,909           7,720
Protective Life Corp.                                     32,457           1,396
Prudential Financial, Inc.                               225,297          19,968

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Reinsurance Group of America, Inc. (a)                    25,310           1,349
RenaissanceRe Holdings Ltd.                               31,407           1,806
SAFECO Corp.                                              48,978           2,864
StanCorp Financial Group, Inc.                            24,842           1,167
The Allstate Corp.                                       298,998          15,892
The Chubb Corp.                                          203,392          10,253
The Hartford Financial Services Group, Inc.              155,795          14,313
The Progressive Corp.                                    341,492           7,164
The Travelers Cos., Inc.                                 318,197          16,158
Torchmark Corp.                                           43,377           2,669
Transatlantic Holdings, Inc. (a)                          32,429           2,372
Unitrin, Inc.                                             16,571             702
Unum Corp.                                               189,014           4,593
W. R. Berkley Corp.                                       94,725           2,787
Wesco Financial Corp. (a)                                  3,165           1,255
White Mountains Insurance Group Ltd.                       4,213           2,315
XL Capital Ltd., Class A (a)                              83,967           6,538
                                                                     -----------
                                                                         379,201
MATERIALS 3.6%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           100,478           8,678
Airgas, Inc.                                              36,451           1,702
AK Steel Holding Corp. *                                  60,000           2,398
Albemarle Corp. (a)                                       60,000           2,414
Alcoa, Inc. (a)                                          403,220          15,403
Allegheny Technologies, Inc. (a)                          47,252           4,958
AptarGroup, Inc.                                          34,000           1,238
Ashland, Inc.                                             32,240           1,969
Ball Corp.                                                45,788           2,348
Bemis Co.                                                 48,449           1,428
Cabot Corp.                                               29,816           1,204
Carpenter Technology Corp.                                20,000           2,374
Celanese Corp., Series A                                  58,243           2,184
Chaparral Steel Co.                                       21,000           1,765
Chemtura Corp.                                           111,747           1,166
Cleveland-Cliffs, Inc. (a)                                19,000           1,316
Commercial Metals Co.                                     53,294           1,644
Crown Holdings, Inc. *                                    75,676           1,859
Cytec Industries, Inc.                                    19,500           1,306
Domtar Corp. *                                           239,100           2,274
E. I. du Pont de Nemours and Co. (a)                     428,507          20,024
Eastman Chemical Co. (a)                                  37,591           2,587
Ecolab, Inc. (a)                                          80,468           3,389
Florida Rock Industries, Inc.                             22,867           1,452
FMC Corp.                                                 17,776           1,584
Freeport-McMoran Copper & Gold, Inc., Class B            173,765          16,330
Hercules, Inc. *                                          50,000           1,038
Huntsman Corp.                                            40,054           1,020
International Flavors & Fragrances, Inc.                  36,208           1,814
International Paper Co. (a)                              208,907           7,744
Louisiana-Pacific Corp. (a)                               10,798             200
Lyondell Chemical Co.                                    110,057           4,942
Martin Marietta Materials, Inc.                           18,849           2,582
MeadWestvaco Corp. (a)                                    84,583           2,752
Meridian Gold, Inc. *                                     45,756           1,292
Monsanto Co.                                             264,534          17,049
Nalco Holding Co.                                         41,943             966
Newmont Mining Corp.                                     191,508           7,995
Nucor Corp.                                              150,276           7,544
Owens-Illinois, Inc. *                                    71,577           2,862
Packaging Corp. of America                                38,030             971
Pactiv Corp. (a)*                                         61,660           1,949
PPG Industries, Inc.                                      76,106           5,805
Praxair, Inc.                                            148,528          11,380
Reliance Steel & Aluminum Co.                             17,322             910
Rohm & Haas Co. (a)                                       66,001           3,730
RPM International, Inc.                                   30,000             705
Sealed Air Corp.                                          74,902           2,041
Sigma-Aldrich Corp.                                       61,308           2,779
Smurfit-Stone Container Corp. *                          112,330           1,324
Sonoco Products Co.                                       55,770           2,045
Southern Copper Corp. (a)                                 24,982           2,816
Steel Dynamics, Inc.                                      39,000           1,635
Temple-Inland, Inc.                                       58,208           3,384
The Dow Chemical Co.                                     444,756          19,338
The Lubrizol Corp.                                        32,160           2,015
The Mosaic Co. *                                          70,095           2,633
The Scotts Miracle-Gro Co., Class A (a)                   14,668             601
Titanium Metals Corp. (a)*                                18,585             621
United States Steel Corp.                                 57,768           5,678
Valspar Corp. (a)                                         44,946           1,240
Vulcan Materials Co.                                      41,782           3,999
Weyerhaeuser Co.                                          97,915           6,975
                                                                     -----------
                                                                         249,368
MEDIA 3.5%
--------------------------------------------------------------------------------
Adelphia Recovery Trust (d)                               75,707              --
Cablevision Systems Corp., Class A *                     106,010           3,773
CBS Corp., Class B                                       342,205          10,855
Clear Channel Communications, Inc.                       230,096           8,491
Comcast Corp., Class A *                               1,442,353          37,891
Discovery Holding Co., Class A (a)*                       87,397           2,073
Dow Jones & Co., Inc. (a)                                  9,548             548
EchoStar Communications Corp., Class A *                  95,272           4,029
Gannett Co., Inc.                                        108,854           5,432
Getty Images, Inc. (a)*                                   22,937           1,031
Idearc, Inc. (a)                                          65,936           2,289
Interpublic Group of Cos., Inc. (a)*                     217,364           2,280
John Wiley & Sons, Inc., Class A                          20,480             866
Lamar Advertising Co., Class A (a)                        22,870           1,361
Liberty Global, Inc., Class A (a)*                       180,966           7,588
Liberty Media Corp. - Capital, Series A *                 61,661           7,057
McGraw-Hill Cos., Inc.                                   164,636           9,960
Meredith Corp.                                            16,639             940
New York Times Co., Class A (a)                           56,925           1,301
News Corp., Class A                                    1,088,128          22,981
Omnicom Group, Inc.                                      169,738           8,804

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
R.H. Donnelley Corp. *                                    23,786           1,487
Sirius Satellite Radio, Inc. (a)*                        677,085           2,038
The DIRECTV Group, Inc. *                                359,345           8,053
The E.W. Scripps Co., Class A (a)                         38,673           1,584
The Walt Disney Co.                                      971,502          32,060
Time Warner Cable, Inc., Class A *                        66,900           2,557
Time Warner, Inc.                                      1,769,601          34,082
Tribune Co.                                               34,846             974
Viacom, Inc., Class B *                                  318,946          12,216
Virgin Media, Inc. (a)                                   132,200           3,284
Washington Post, Class B                                   2,526           1,997
XM Satellite Radio Holdings, Inc., Class A (a)*          126,179           1,445
                                                                     -----------
                                                                         241,327
PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                      715,646          36,276
Affymetrix, Inc. (a)*                                      1,490              36
Allergan, Inc. (a)                                       142,562           8,287
Amgen, Inc. *                                            529,560          28,459
Amylin Pharmaceuticals, Inc. (a)*                         33,747           1,570
Applied Biosystems Group - Applera Corp.                 100,500           3,138
Barr Pharmaceuticals, Inc. (a)*                           33,938           1,738
Biogen Idec, Inc. *                                      132,555           7,495
Bristol-Myers Squibb Co.                                 936,539          26,607
Celgene Corp. (a)*                                       171,546          10,389
Cephalon, Inc. (a)*                                       27,000           2,029
Charles River Laboratories, Inc. (a)*                     31,015           1,587
Covance, Inc. (a)*                                        24,300           1,715
Eli Lilly & Co.                                          457,671          24,755
Endo Pharmaceutical Holdings, Inc. *                      59,028           2,008
Forest Laboratories, Inc. *                              147,446           5,927
Genentech, Inc. *                                        205,619          15,294
Genzyme Corp. *                                          122,131           7,703
Gilead Sciences, Inc. *                                  430,912          16,043
ImClone Systems, Inc. *                                   32,780           1,079
Invitrogen Corp. *                                        21,302           1,530
Johnson & Johnson                                      1,342,217          81,204
King Pharmaceuticals, Inc. (a)*                          119,766           2,037
Merck & Co., Inc.                                      1,019,285          50,608
Millennium Pharmaceuticals, Inc. (a)*                    141,504           1,428
Millipore Corp. (a)*                                      22,874           1,798
Mylan Laboratories, Inc. (a)                             113,500           1,819
PDL BioPharma, Inc. (a)*                                  53,395           1,254
PerkinElmer, Inc. (a)                                     56,500           1,572
Pfizer, Inc.                                           3,286,810          77,273
Pharmaceutical Product Development, Inc. (PPD)
   (a)                                                    47,746           1,600
Schering-Plough Corp. (b)                                713,716          20,369
Sepracor, Inc. (a)*                                       49,069           1,380
Techne Corp. *                                            17,563             988
Thermo Electron Corp. *                                  194,798          10,170
Vertex Pharmaceuticals, Inc. (a)*                         34,812           1,124
Warner Chilcott Ltd., Class A *                          111,500           2,007
Waters Corp. *                                            47,000           2,738
Watson Pharmaceuticals, Inc. *                            47,500           1,445
Wyeth                                                    624,283          30,290
                                                                     -----------
                                                                         494,769
REAL ESTATE 1.8%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                     13,000           1,120
AMB Property Corp.                                        45,825           2,442
Annaly Capital Management, Inc. (a)                      117,000           1,691
Apartment Investment & Management Co., Class A            43,665           1,845
Archstone-Smith Trust                                    102,200           5,867
AvalonBay Communities, Inc.                               36,751           3,968
Boston Properties, Inc.                                   55,105           5,207
Brandywine Realty Trust (a)                               40,050             966
BRE Properties, Class A (a)                               23,424           1,184
Brookfield Properties Corp.                               93,750           2,119
Camden Property Trust (a)                                 26,264           1,443
CapitalSource, Inc. (a)                                   77,579           1,474
CB Richard Ellis Group, Inc., Class A (a)*                86,637           3,025
CBL & Associates Properties, Inc. (a)                     29,241             933
Colonial Properties Trust                                 20,534             710
Crescent Real Estate Equity Co. (a)                       42,868             968
Developers Diversified Realty Corp. (a)                   58,700           2,818
Duke Realty Corp. (a)                                     63,437           2,074
Equity Residential                                       136,272           5,425
Essex Property Trust, Inc. (a)                            10,517           1,131
Federal Realty Investment Trust (a)                       24,196           1,818
Forest City Enterprises, Inc., Class A (a)                21,588           1,175
General Growth Properties, Inc. (a)                      112,993           5,421
Health Care Property Investors, Inc.                      95,280           2,595
Health Care REIT, Inc. (a)                                34,021           1,249
Highwoods Properties, Inc. (a)                            26,000             846
Hospitality Properties Trust (a)                          43,481           1,668
Host Hotels & Resorts, Inc. (a)                          241,534           5,101
HRPT Properties Trust (a)                                 88,774             830
iStar Financial, Inc.                                     58,693           2,132
Jones Lang LaSalle, Inc. (a)                              16,005           1,757
Kilroy Realty Corp. (a)                                   15,000             966
Kimco Realty Corp.                                       104,831           3,913
Liberty Property Trust                                    40,104           1,504
Mack-Cali Realty Corp. (a)                                28,347           1,094
Nationwide Health Properties, Inc.                        40,000             953
New Century Financial Corp. (a)                           23,820               6
Plum Creek Timber Co., Inc. (a)                           82,198           3,194
ProLogis                                                 118,761           6,758
Public Storage, Inc. (a)                                  56,859           3,985
Rayonier, Inc. (a)                                        34,923           1,479
Realty Income Corp. (a)                                   46,000           1,080

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Regency Centers Corp. (a)                                 32,082           2,081
Simon Property Group, Inc. (a)                           102,678           8,885
SL Green Realty Corp. (a)                                 27,401           3,327
Taubman Centers, Inc. (a)                                 24,000           1,154
The Macerich Co. (a)                                      31,678           2,317
The St. Joe Co. (a)                                       21,800             884
Thornburg Mortgage, Inc. (a)                              52,818           1,343
UDR, Inc. (a)                                             62,789           1,450
Ventas, Inc. (a)                                          47,419           1,547
Vornado Realty Trust (a)                                  60,451           6,470
Weingarten Realty Investors (a)                           35,002           1,281
                                                                     -----------
                                                                         126,673
RETAILING 3.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                          34,819           2,434
Advance Auto Parts, Inc.                                  44,702           1,554
Amazon.com, Inc. *                                       144,241          11,329
American Eagle Outfitters, Inc.                           91,085           2,210
AnnTaylor Stores Corp. (a)*                               29,937             941
AutoNation, Inc. (a)*                                     34,466             671
AutoZone, Inc. (a)*                                       21,033           2,667
Barnes & Noble, Inc. (a)                                  23,118             776
Bed, Bath & Beyond, Inc. *                               124,920           4,327
Best Buy Co., Inc. (a)                                   183,176           8,168
Big Lots, Inc. (a)*                                       80,000           2,069
CarMax, Inc. *                                            91,100           2,180
Chico's FAS, Inc. (a)*                                    46,194             894
Circuit City Stores, Inc. (a)                             63,937             761
Dillard's, Inc., Class A                                  26,164             782
Dollar Tree Stores, Inc. (a)*                             47,608           1,821
eBay, Inc. *                                             524,920          17,007
Expedia, Inc. (a)*                                       114,109           3,036
Family Dollar Stores, Inc.                                70,300           2,082
Foot Locker, Inc.                                         70,109           1,301
GameStop Corp., Class A *                                 70,300           2,837
Genuine Parts Co. (a)                                     79,030           3,760
Home Depot, Inc.                                         910,295          33,836
IAC/InterActiveCorp (a)*                                 100,760           2,896
J.C. Penney Co., Inc. (a)                                104,422           7,105
Kohl's Corp. *                                           152,165           9,252
Liberty Media Corp. - Interactive *                      220,911           4,628
Limited Brands, Inc.                                     119,023           2,874
Lowe's Cos., Inc.                                        698,246          19,558
Macy's, Inc.                                             213,176           7,689
Nordstrom, Inc.                                          104,100           4,953
O'Reilly Automotive, Inc. *                               24,566             818
Office Depot, Inc. *                                     128,230           3,201
OfficeMax, Inc.                                           34,900           1,148
Payless ShoeSource, Inc. *                                50,000           1,331
PETsMART, Inc.                                            61,195           1,978
RadioShack Corp. (a)                                      63,140           1,587
Ross Stores, Inc.                                         57,756           1,671
Saks, Inc. (a)                                            60,179           1,114
Sears Holdings Corp. *                                    42,394           5,799
Staples, Inc.                                            330,470           7,607
Target Corp. (a)                                         392,042          23,746
The Gap, Inc.                                            244,275           4,202
The Men's Wearhouse, Inc.                                 25,000           1,235
The Sherwin-Williams Co.                                  49,690           3,463
The TJX Cos., Inc.                                       211,165           5,860
Tiffany & Co. (a)                                         61,173           2,952
Tractor Supply Co. (a)*                                    4,484             213
Urban Outfitters, Inc. *                                  33,496             672
Williams-Sonoma, Inc. (a)                                 49,921           1,537
                                                                     -----------
                                                                         236,532
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                        196,331           2,658
Altera Corp. (a)                                         165,319           3,835
Analog Devices, Inc.                                     151,674           5,377
Applied Materials, Inc.                                  641,089          14,130
Atmel Corp. *                                            172,417             929
Broadcom Corp., Class A (a)*                             215,825           7,081
Cypress Semiconductor Corp. (a)*                          53,268           1,335
Fairchild Semiconductor International, Inc. *             57,200           1,044
Integrated Device Technology, Inc. *                     114,071           1,856
Intel Corp.                                            2,674,630          63,175
International Rectifier Corp. (a)*                        33,542           1,231
Intersil Corp., Class A                                   60,867           1,780
KLA-Tencor Corp. (a)                                      92,638           5,261
Lam Research Corp. *                                      60,600           3,505
Linear Technology Corp. (a)                              112,166           3,999
LSI Corp. (a)*                                           334,498           2,408
Marvell Technology Group Ltd. *                          214,362           3,859
Maxim Integrated Products, Inc. (a)                      142,721           4,524
MEMC Electronic Materials, Inc. *                         78,077           4,788
Microchip Technology, Inc. (a)                           100,166           3,637
Micron Technology, Inc. (a)*                             334,000           3,965
National Semiconductor Corp.                             143,458           3,729
Novellus Systems, Inc. (a)*                               58,295           1,663
NVIDIA Corp. (a)*                                        164,800           7,541
Rambus, Inc. *                                            40,964             553
Silicon Laboratories, Inc. *                              24,236             844
Teradyne, Inc. *                                          89,557           1,405
Texas Instruments, Inc.                                  669,375          23,555
Varian Semiconductor Equipment Associates, Inc. *         37,500           1,763
Xilinx, Inc.                                             153,905           3,848
                                                                     -----------
                                                                         185,278
SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
Accenture Ltd., Class A (a)                              245,442          10,340
Activision, Inc. *                                       115,669           1,979
Adobe Systems, Inc. *                                    272,913          10,996
Affiliated Computer Services, Inc., Class A *             45,867           2,461
Akamai Technologies, Inc. (a)*                            57,909           1,967
Alliance Data Systems Corp. *                             31,271           2,402
Autodesk, Inc. *                                         107,372           4,549
Automatic Data Processing, Inc.                          254,551          11,816
BEA Systems, Inc. *                                      172,306           2,133
BMC Software, Inc. *                                     111,712           3,208
CA, Inc.                                                 218,181           5,472
Cadence Design Systems, Inc. *                           150,387           3,218
Ceridian Corp. *                                          65,400           2,217
CheckFree Corp. (a)*                                      39,180           1,443
Citrix Systems, Inc. *                                    83,700           3,027

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Cognizant Technology Solutions Corp., Class A *           66,083           5,351
Computer Sciences Corp. *                                 80,331           4,473
Compuware Corp. *                                        150,464           1,404
Convergys Corp. *                                         93,309           1,778
Digital River, Inc. *                                     16,000             720
DST Systems, Inc. *                                       25,580           1,941
Electronic Arts, Inc. *                                  143,781           6,994
Electronic Data Systems Corp.                            251,895           6,799
FactSet Research Systems, Inc. (a)                        28,000           1,848
Fair Isaac Corp. (a)                                      26,451           1,038
Fidelity National Information Services, Inc. (a)          75,470           3,746
First Data Corp.                                         349,190          11,101
Fiserv, Inc. *                                            79,089           3,909
Global Payments, Inc.                                     44,138           1,651
Google, Inc., Class A *                                   99,296          50,641
Intuit, Inc. *                                           158,844           4,549
Iron Mountain, Inc. *                                     73,387           1,966
MasterCard, Inc., Class A (a)                             31,000           4,985
McAfee, Inc. (a)*                                         73,929           2,651
MICROS Systems, Inc. *                                    19,000           1,012
Microsoft Corp.                                        3,946,588         114,412
MoneyGram International, Inc.                             37,761             966
NAVTEQ Corp. *                                            43,392           2,349
Novell, Inc. *                                           150,024           1,007
Oracle Corp. *                                         1,850,710          35,386
Parametric Technology Corp. (a)*                          40,000             705
Paychex, Inc.                                            157,378           6,512
Red Hat, Inc. (a)*                                        89,183           1,857
Salesforce Com, Inc. (a)*                                 25,321             984
SAVVIS, Inc. *                                            21,000             789
Sybase, Inc. *                                            43,000           1,020
Symantec Corp. *                                         414,974           7,967
Synopsys, Inc. (a)*                                       85,000           2,079
THQ, Inc. (a)*                                            30,000             863
Total System Services, Inc. (a)                          115,215           3,241
Unisys Corp. (a)*                                        151,521           1,226
ValueClick, Inc. *                                        47,000           1,005
VeriSign, Inc. *                                         113,605           3,373
Western Union Co.                                        347,490           6,932
Yahoo! Inc. *                                            526,429          12,239
                                                                     -----------
                                                                         390,697
TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. (a)*                         54,467           1,018
Agilent Technologies, Inc. *                             187,231           7,143
Amphenol Corp., Class A (a)                               77,420           2,652
Apple Computer, Inc. *                                   399,714          52,666
Arrow Electronics, Inc. (a)*                              56,900           2,175
Avaya, Inc. *                                            260,398           4,307
Avnet, Inc. (a)*                                          59,546           2,256
Brocade Communications Systems, Inc. (a)*                185,000           1,302
CDW Corp. *                                               28,100           2,365
Ciena Corp. (a)*                                          37,753           1,379
Cisco Systems, Inc. *                                  2,801,315          80,986
CommScope, Inc. (a)*                                      40,000           2,177
Comverse Technology, Inc. *                               92,867           1,790
Corning, Inc. *                                          727,963          17,355
Dell, Inc. *                                           1,053,499          29,466
Diebold, Inc. (a)                                         25,318           1,283
EMC Corp. *                                              972,124          17,994
F5 Networks, Inc. *                                       19,059           1,652
FLIR Systems, Inc. (a)*                                   25,000           1,091
Harris Corp. (a)                                          62,146           3,411
Hewlett-Packard Co.                                    1,259,118          57,957
Ingram Micro, Inc., Class A *                             66,051           1,324
International Business Machines Corp. (a)                635,690          70,339
Jabil Circuit, Inc.                                       74,100           1,669
JDS Uniphase Corp. (a)*                                   81,305           1,165
Juniper Networks, Inc. *                                 263,994           7,909
Lexmark International, Inc., Class A (a)*                 30,859           1,220
Mettler-Toledo International, Inc. *                      20,000           1,903
Molex, Inc.                                               41,121           1,165
Motorola, Inc.                                         1,061,788          18,040
NCR Corp. *                                               83,044           4,337
Network Appliance, Inc. *                                172,000           4,874
Polycom, Inc. *                                           38,000           1,177
QLogic Corp. *                                            73,400             976
QUALCOMM, Inc.                                           768,228          31,997
SanDisk Corp. (a)*                                       101,858           5,463
Sanmina -- SCI Corp. (a)*                                240,427             661
Seagate Technology                                       139,837           3,288
Solectron Corp. (a)*                                     399,405           1,502
Sun Microsystems, Inc. (b)*                            1,669,939           8,517
Tech Data Corp. *                                         25,152             942
Tektronix, Inc.                                           37,817           1,242
Tellabs, Inc. *                                          201,275           2,284
Trimble Navigation Ltd. (a)*                              80,000           2,642
Tyco Electronics Ltd. *                                  229,248           8,212
Vishay Intertechnology, Inc. (a)*                        132,150           2,050
Western Digital Corp. *                                   99,512           2,125
Xerox Corp. (a)*                                         451,130           7,877
Zebra Technologies Corp., Class A (a)*                    31,925           1,157
                                                                     -----------
                                                                         488,482
TELECOMMUNICATION SERVICES 3.7%
--------------------------------------------------------------------------------
ALLTEL Corp.                                             167,014          11,014
American Tower Corp., Class A *                          189,989           7,915
AT&T Corp. (b)                                         2,896,027         113,408
CenturyTel, Inc. (a)                                      67,187           3,082
Citizens Communications Co.                              176,758           2,551
Crown Castle International Corp. (a)*                    105,927           3,840
Embarq Corp.                                              69,800           4,313
Leap Wireless International, Inc. *                       10,680             944
Level 3 Communications, Inc. (a)*                        669,140           3,500
NII Holdings, Inc. (a)*                                   65,841           5,532
Qwest Communications International, Inc. (a)*            811,635           6,923
SBA Communications Corp., Class A (a)*                    40,000           1,333

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Sprint Nextel Corp. (a)(b)                             1,346,107          27,636
Telephone & Data Systems, Inc.                            48,301           3,207
Verizon Communications, Inc.                           1,349,537          57,517
Windstream Corp. (a)                                     180,848           2,488
                                                                     -----------
                                                                         255,203
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc. (a)                             15,426             836
AMR Corp. (a)*                                           111,651           2,756
Avis Budget Group, Inc. *                                 44,258           1,136
Burlington Northern Santa Fe Corp.                       164,381          13,502
C.H. Robinson Worldwide, Inc. (a)                         80,248           3,904
Con-way, Inc.                                             21,608           1,067
Continental Airlines, Inc., Class B (a)*                  70,000           2,206
CSX Corp.                                                202,542           9,603
Expeditors International of Washington, Inc.              84,098           3,757
FedEx Corp.                                              142,428          15,772
Hertz Global Holdings, Inc. *                             41,600             931
J.B. Hunt Transport Services, Inc.                        20,591             575
Kansas City Southern (a)*                                 33,000           1,139
Laidlaw International, Inc.                               36,782           1,251
Landstar Systems, Inc.                                    26,030           1,183
Norfolk Southern Corp.                                   184,106           9,901
Ryder System, Inc. (a)                                    28,064           1,526
Southwest Airlines Co. (a)                               347,688           5,445
UAL Corp. (a)*                                            45,667           2,016
Union Pacific Corp.                                      125,491          14,951
United Parcel Service, Inc., Class B                     488,325          36,976
US Airways Group, Inc. (a)*                               22,848             709
YRC Worldwide, Inc. (a)*                                  24,091             774
                                                                     -----------
                                                                         131,916
UTILITIES 3.7%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       36,000           1,357
Allegheny Energy, Inc. *                                  76,353           3,988
Alliant Energy Corp.                                      53,900           1,992
Ameren Corp.                                              81,485           3,910
American Electric Power Co., Inc.                        183,931           7,999
Aqua America, Inc. (a)                                    43,134             944
Atmos Energy Corp. (a)                                    14,818             416
CenterPoint Energy, Inc. (a)                             148,411           2,446
CMS Energy Corp. (a)                                     103,533           1,673
Consolidated Edison, Inc. (a)                            105,006           4,587
Constellation Energy Group, Inc.                          83,741           7,017
Dominion Resources, Inc. *                               161,829          13,629
DPL, Inc. (a)                                             50,061           1,331
DTE Energy Co.                                            82,097           3,808
Duke Energy Corp.                                        582,943           9,928
Dynegy, Inc., Class A *                                  175,199           1,561
Edison International                                     156,454           8,275
Energen Corp. (a)                                         33,196           1,756
Energy East Corp.                                         36,053             913
Entergy Corp.                                             98,622           9,858
Equitable Resources, Inc.                                 56,400           2,657
Exelon Corp.                                             320,656          22,494
FirstEnergy Corp.                                        147,970           8,989
FPL Group, Inc.                                          188,008          10,854
Great Plains Energy, Inc. (a)                             39,000           1,083
Hawaiian Electric Industries, Inc. (a)                    37,748             861
Integrys Energy Group, Inc. (a)                           34,155           1,690
KeySpan Corp.                                             80,439           3,342
MDU Resources Group, Inc.                                 83,917           2,288
Mirant Corp. *                                           118,702           4,490
National Fuel Gas Co. (a)                                 27,047           1,172
Nicor, Inc. (a)                                           21,000             828
NiSource, Inc.                                           126,980           2,422
Northeast Utilities                                       71,514           1,955
NRG Energy, Inc. (a)*                                     82,930           3,197
NSTAR (a)                                                 49,512           1,557
OGE Energy Corp.                                          29,180             967
Oneok, Inc.                                               67,062           3,403
Pepco Holdings, Inc. (a)                                  89,174           2,414
PG&E Corp. (a)                                           162,137           6,941
Pinnacle West Capital Corp. (a)                           36,487           1,368
PNM Resources, Inc.                                       10,000             258
PPL Corp.                                                178,511           8,415
Progress Energy, Inc. (a)                                119,185           5,204
Public Service Enterprise Group, Inc.                    117,161          10,093
Puget Energy, Inc. (a)                                    46,219           1,070
Questar Corp. (a)                                         79,720           4,105
Reliant Energy, Inc. (a)*                                157,397           4,042
SCANA Corp. (a)                                           54,031           2,020
Sempra Energy                                            121,878           6,425
Sierra Pacific Resources *                                50,000             794
Southern Union Co.                                        49,962           1,543
TECO Energy, Inc.                                         92,117           1,487
The AES Corp. (b)*                                       320,202           6,292
The Southern Co.                                         327,518          11,018
TXU Corp.                                                212,964          13,896
UGI Corp.                                                 23,148             597
Westar Energy, Inc. (a)                                   10,000             230
Wisconsin Energy Corp.                                    54,168           2,325
Xcel Energy, Inc. (a)                                    189,009           3,837
                                                                     -----------
                                                                         256,011
                                                                     -----------
TOTAL COMMON STOCK
(COST $3,108,793)                                                      6,879,264
                                                                     -----------

FOREIGN COMMON STOCK 0.2% OF NET ASSETS

BERMUDA 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Foster Wheeler Ltd. *                                     32,428           3,645

CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
Orient-Express Hotels Ltd., Class A (a)                   19,000             882
                                                                     -----------
                                                                           4,527
CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
GlobalSantaFe Corp. (a)                                  104,795           7,515

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------

TRANSPORTATION 0.0%
--------------------------------------------------------------------------------
UTI Worldwide, Inc.                                       40,080           1,007
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $7,750)                                                             13,049
                                                                     -----------


SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

REPURCHASE AGREEMENT 0.3%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 07/31/07, due
   08/01/07 at 5.00%, with a maturity value of
   $18,284 (fully collateralized by Federal Home
   Loan Bank with a value of $18,960.)                    18,281          18,281

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                         1,000             994
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $19,275)                                                            19,275
                                                                     -----------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.1% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolo                                          489,340,072         489,340

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07, the tax basis cost of the fund's investments was $3,138,602, and the unrealized appreciation and depreciation were $3,888,894 and ($115,908), respectively, with a net unrealized appreciation of $3,772,986.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                               195        14,254           (421)

*     Non-income producing security.
(a)   All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c)   Issuer is affiliated with the fund's adviser.
(d)   Fair-valued by Management.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments -- Schwab 1000 Index Fund

By: /s/ Randall W. Merk
    ---------------------------
        Randall W. Merk
        Chief Executive Officer

Date: September 17, 2007
      ------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    ---------------------------
        Randall W. Merk
        Chief Executive Officer

Date: September 17, 2007
      ------------------
By: /s/ George Pereira
    ---------------------------
        George Pereira
        Principal Financial Officer

Date: September 17, 2007
      ------------------